Financial and capital risks management (Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Other equity instrument investments [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial and capital risks management [line items]
Beginning of the year	¥ 770,828	¥ 2,074,861
Addition	61,713	7,450
Disposal		(1,250,000)
Fair value changes	(174,257)	(61,483)
End of the year	658,284	770,828
Changes in fair value recognised in other comprehensive income for the year	¥ (130,692)	¥ (46,113)